BUSINESS ACQUISITION (Details 1) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 01, 2016	Jul. 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Fair value of the previously held equity interest:
Gain on remeasurement of fair value as of acquisition date			$ 25,225,611	$ 971,681	$ 0
Yinghe youshi [Member]
Business Acquisition [Line Items]
Cash consideration	$ 7,856,523
Fair value of the previously held equity interest:
Carrying amount	4,284,233
Gain on remeasurement of fair value as of acquisition date	971,681
Total	$ 13,112,437
Shunshun Bida [Member]
Business Acquisition [Line Items]
Cash consideration		$ 19,119,796	19,119,796
Common shares		13,558,991	13,558,991
Fair value of the previously held equity interest:
Carrying amount			10,515,391
Gain on remeasurement of fair value as of acquisition date			25,225,611
Total		$ 68,419,789	$ 68,419,789